Loans receivable - Loans provided to LEVELAPP Ltd (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2023	Sep. 06, 2024	Feb. 16, 2024	Oct. 26, 2023	Jun. 20, 2023
LEVELAPP Ltd
Disclosure of associates [line items]
Loans and advances					$ 260
Percentage of registered shares pledged		10.00%			40.00%
convertible notes agreement				$ 678
Repayment of convertible notes agreement	$ 260
LEVELAPP Ltd Additional Tranche[Member]
Disclosure of associates [line items]
Loans and advances			$ 312